Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Assets and Liabilities	The following table presents fair value information as of September 30, 2024 and December 31, 2023, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
September 30, 2024	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$2,750	$2,750	$-	$-
Liabilities
Private warrant liability	1,261,492	-	1,261,492	-
Convertible note option liability	293,866	-	-	293,866
Earn out share liability	28,850,000	-	-	28,850,000
Total	$30,408,108	$2.750	$1,261,492	$29,143,866

Schedule of Convertible Note Option Liability was Classified within Level 3 of the Fair Value Hierarchy	The key inputs into the option pricing model for the Convertible Note Option Liability were as follows at September 13, 2024 initial value, and at September 30, 2024:
	September 30, 2024	September 13, 2024
Stock Price	$6.50	$12.00
Expected term (years)	1.45	1.5
Volatility	75.0%	70.0%
Risk-Free Rate	3.82%	3.79%
Interest rate	6.96%	7.33%

The key inputs for the Earn-out Share Liability were as follows at September 13, 2024 initial value, and at September 30, 2024:
	September 30, 2024	September 13, 2024
Stock Price	$6.50	$12.00
Expected term (years)	10	10
Volatility	75.0%	70.0%
Risk-Free Rate	3.81%	3.66%

Schedule of Key Inputs into the Option Pricing Model for the Convertible Note Option Liability
Three and nine months ended September 30, 2024
Balance, beginning of period	$-
Initial value, September 13, 2024	900,933
Change in fair value	(607,067)
Balance, end of period	$293,866
The following table presents the changes in fair value of the earn-out liabilities:
For the three and nine months September 30, 2024
Liability at January 1, 2024	$-
Initial value, September 13, 2024	53,600,000
Change in fair value	(24,750,000)
Balance as of September 30, 2024	$28,850,000

PLUM ACQUISITION CORP. I [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Assets and Liabilities	The following table presents fair value information as of December 31, 2023 and 2022, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
December 31, 2023	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account-U.S. Money Market	$35,555,976	$35,555,976	$-	$-
Liabilities
Public warrant liability	829,962	829,962	-	-
Private warrant liability	813,308	-	813,308	-
Sponsor loan conversion option	-	-	-	-
Total	$1,643,270	$829,962	$813,308	$-
December 31, 2022	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account-U.S. Money Market	$323,911,642	$323,911,642	$-	$-
Liabilities
Public warrant liability	191,529	191,529	-	-
Private warrant liability	187,687	-	187,687	-
Total	$379,216	$191,529	$187,687	$-

Schedule of Change in Fair Value Forward Purchase Agreement	The following table presents the changes in the fair value of the forward purchase agreement (“FPA”) liability:
FPA
Fair value as of January 1, 2023	$-
Issuance of FPA liability	308,114
Change in fair value	(308,114)
Fair value as of December 31, 2023	$-